Noncontrolling Interests (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Oct. 01, 2009
Deconsolidation of subsidiaries:
Gains (losses) recognized due to deconsolidated of subsidiaries	¥ (9,492)	¥ (10,323)	¥ 32,420
Gains related to the remeasurement of retained investments			18,782
Gains from remeasurement of retained investments in Senshu Ikeda Holdings, Inc. at fair value as a result of deconsolidation of Senshu Bank and recognized Senshu Ikeda Holding, Inc. as an equity method investee				¥ 29,004